Investments in Affiliates (Tables)	12 Months Ended
Dec. 31, 2011
Investments in Affiliates [Abstract]
Investments in and Advances to Affiliates
Investments in affiliates as of December 31, 2011 and 2010 were as follows (in millions):

	2011	2010
Retail finance joint ventures	$322.2	$305.7
Manufacturing joint ventures	14.3	82.5
Other joint ventures	9.8	9.8
	$346.3	$398.0

Equity in Earnings of Affiliates
The Company’s equity in net earnings of affiliates for the years ended December 31, 2011, 2010 and 2009 were as follows (in millions):

	2011	2010	2009
Retail finance joint ventures	$43.6	$43.4	$36.4
Manufacturing and other joint ventures	5.3	6.3	2.3
	$48.9	$49.7	$38.7

Schedule of Equity Method Investments
Summarized combined financial information of the Company’s retail finance joint ventures as of December 31, 2011 and 2010 and for the years ended December 31, 2011, 2010 and 2009 were as follows (in millions):

	As of December 31,
	2011	2010
Total assets	$7,738.4	$7,092.8
Total liabilities	7,080.8	6,469.0
Partners’ equity	657.6	623.8

	For the Years Ended December 31,
	2011	2010	2009
Revenues	$364.2	$352.9	$335.8
Costs	220.5	212.2	229.0
Income before income taxes	$143.7	$140.7	$106.8